Reverse Recapitalization (Details) - Schedule of Common Stock Outstanding Reverse Recapitalization	12 Months Ended
Mar. 31, 2024 shares
After Reverse Stock Split [Member]
Schedule of Common Stock Outstanding Reverse Recapitalization [Line Items]
Conversion of Zoomcar, Inc. Common Stock and Preferred Stock outstanding prior to Reverse Recapitalization	273,791
Common Stock – issuance to IOAC shareholders	91,924
Shares issued to Mohan Ananda	27,382
Other vendors	36,173
Total	429,270
Prior to Reverse Stock Split [Member]
Schedule of Common Stock Outstanding Reverse Recapitalization [Line Items]
Conversion of Zoomcar, Inc. Common Stock and Preferred Stock outstanding prior to Reverse Recapitalization	27,327,481
Common Stock – issuance to IOAC shareholders	9,192,377
Shares issued to Mohan Ananda	2,738,172
Other vendors	3,617,333
Total	42,875,363